Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment, Net [Abstract]
Computer equipment	$ 19,213	$ 39,083
Furniture and office equipment	1,028	6,505
Leasehold improvements	212,059	33,800
Less: accumulated depreciation	(67,453)	(59,086)
Total property and equipment, net	$ 164,847	$ 20,302